Organization and Principal Activities (Narrative) (Details)	12 Months Ended				0 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Nov. 22, 2007 Ordinary Shares [Member]	May 31, 2008 Ordinary Shares [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Shares, issued					1	319,999,999
Repaid paid-in-capital of VIE to VIE's shareholders	$ 0	0	0	7,920,000
Registered captial and PRC statutory reserves of VIEs used to solely settle obligations of VIE	$ 4,000,000	25,000,000